Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2017	2016
Laboratory equipment & other	$139,093	$139,865
Computers	3,782	2,161
Vehicle	5,204	5,204
Furniture and equipment	13,046	10,299
	161,125	157,529
Less - accumulated depreciation	(57,751)	(33,668)
Total property and equipment, net	$103,374	$123,861

Related depreciation expense was $24,083 in 2017, $20,695 in 2016 and $ 11,898 in 2015.